FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Financials Instruments [Abstract]
Disclosure of financial instruments [text block]
NOTE 23. FINANCIAL INSTRUMENTS

23.1 Classification

Arauco's financial instruments as of December 31, 2022 and 2021, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial instruments	12-31-2022		12-31-2021
Thousands of dollars	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets at fair value through profit or loss (held for trading)	110,208	110,208	230,068	230,068
Derivative (1)	144	144	-	-
Mutual funds (1)	110,064	110,064	230,068	230,068

Financial assets at amortized cost	1,476,046	1,476,046	1,783,643	1,783,643
Cash and cash equivalents (amortized cost)	557,143	557,143	781,032	781,032
Cash	298,577	298,577	529,076	529,076
Time deposits	258,566	258,566	251,956	251,956
Accounts receivable (net)	910,682	910,682	994,261	994,261
Trade receivables	731,685	731,685	826,784	826,784
Lease receivable	28,935	28,935	27	27
Sundry debtors	8,911	8,911	32,542	32,542
Other receivables	56,973	56,973	48,531	48,531
Prepayments	84,178	84,178	86,377	86,377
Accounts receivable from related parties	2,850	2,850	5,559	5,559
Other financial assets (2)	5,371	5,371	2,791	2,791

Hedging assets	73,156	73,156	13,599	13,599

Financial liabilities at amortized cost (3)	6,572,325	6,331,528	6,324,599	6,121,418
Bonds issued denominated in U.S. dollars	3,397,376	3,136,318	3,392,010	3,161,062
Bonds issued denominated in U.F. (4)	1,116,083	1,167,251	1,034,023	1,024,721
Bank borrowings in U.S. dollars	415,462	408,278	454,652	463,308
Bank borrowings in other currencies	525,215	501,492	537,304	565,717
Lease liabilities	264,224	264,224	163,304	163,304
Trade and other payables	832,954	832,954	740,729	740,729
Accounts payable to related parties	21,011	21,011	2,577	2,577

Financial liabilities at fair value through profit or loss	17	17	133	133

Hedging liabilities	76,669	76,669	296,183	296,183

(1)
Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.

(2)	Corresponds to the balance of assets from margin call for current derivatives (collateral).
(3)
Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.

(4)	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

23.2 Fair Value Hierarchy of Financial Assets and Liabilities

The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2022 and 2021, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

Fair value	12-31-2022	Level 1	Level 2	Level 3
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Derivatives	144	-	144	-
Mutual Funds	110,064	110,064	-	-

Hedging assets	73,156	-	73,156	-

Financial liabilities at fair value through profit or loss	17	-	17	-
Hedging liabilities	76,669	-	76,669	-

Fair value	12-31-2021	Level 1	Level 2	Level 3
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Mutual Funds	230,068	230,068	-	-

Hedging assets	13,599	-	13,599	-

Financial liabilities at fair value through profit or loss	133	-	133	-
Hedging liabilities	296,183	-	296,183	-

At the closing date of these consolidated financial statements, there have been no transfers between the different hierarchy levels.

23.3 Explanation of the valuation of Financial Instruments.

Cash and cash equivalent and accounts receivable

The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.

Derivative financial instruments

Arauco's current derivatives are valued under the cash flow discount method. These flows are discounted at the rate applicable according to the transaction’s and counterparties’ risk, using an internal methodology based on the information obtained from Bloomberg.

Given that our cross-currency swaps correspond to future flows in UF, U.S. dollars and Euros, Arauco calculates the current value of such flows by using the UF zero coupon curve, dollar zero coupon and the Euro zero coupon.

The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these financial statements.

The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.

The fair value of zero cost collar contracts is calculated by reference to the price differential between the agreed price range and the market price of the hedge’s object.

The counterparty risk uses the Z-Spread obtained from the curve of the bonds issued by counterparties, and they are deducted from each flow as appropriate.

Financial Liabilities

The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.

The fair value of bank borrowings was determined based on discounted cash flow analysis applying the corresponding discount yield curves to the remaining term to maturity.

Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.

The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2022 and 2021:

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non-current financial liabilities, Total	Total
Bonds obligations	29,114	66,436	95,550	585,518	782,344	3,050,047	4,417,909	4,513,459
Bank borrowings	109,889	167,905	277,794	368,353	164,873	129,657	662,883	940,677
Swap and Forward	2,107	-	2,107	74,579	-	-	74,579	76,686
Total other financial liabilities (a)	141,110	234,341	375,451	1,028,450	947,217	3,179,704	5,155,371	5,530,822

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	11,339	25,445	36,784	45,904	38,906	142,630	227,440	264,224
Total lease liabilities (b)	11,339	25,445	36,784	45,904	38,906	142,630	227,440	264,224

	12-31-2022
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	795,533	17,305	812,838	2,462	-	17,654	20,116	832,954
Accounts payable to related companies	14,280	-	14,280	3,283	-	3,448	6,731	21,011
Total accounts payable (c)	809,813	17,305	827,118	5,745	-	21,102	26,847	853,965
Total financial liabilities (a) + (b) + (c)	962,262	277,091	1,239,353	1,080,099	986,123	3,343,436	5,409,658	6,649,011

	12-31-2021
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	29,114	61,257	90,371	574,850	257,362	3,503,450	4,335,662	4,426,033
Bank borrowings	29,658	219,177	248,835	227,008	325,244	190,869	743,121	991,956
Swap and Forward	235	-	235	296,081	-	-	296,081	296,316
Total other financial liabilities (a)	59,007	280,434	339,441	1,097,939	582,606	3,694,319	5,374,864	5,714,305

	12-31-2021
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304
Total lease liabilities (b)	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304

	12-31-2021
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	729,082	9,375	738,457	2,272	-	-	2,272	740,729
Accounts payable to related companies	2,577	-	2,577	-	-	-	-	2,577
Total accounts payable (c)	731,659	9,375	741,034	2,272	-	-	2,272	743,306
Total financial liabilities (a) + (b) + (c)	803,870	326,208	1,130,078	1,144,670	608,689	3,737,478	5,490,837	6,620,915

23.4 Derivative Instruments

Hedging instruments recorded as of December 31, 2022 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options. Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the consolidated statements of financial position under other non-current financial assets or other non-current financial liabilities, respectively. The effects for the period are presented in consolidated statement of changes in equity as other comprehensive income or the statements of comprehensive income as finance income or finance costs, net of differences in exchange rate of the hedged items and the deferred tax.

A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2022 and 2021, is presented below:

Financial instruments	12-31-2022 Fair value ThU.S.$	12-31-2021 Fair value ThU.S.$
Financial assets at fair value through profit or loss	144	-
Derivatives (1)	144	-

Hedging assets	73,156	13,599
Derivatives (1)	17,629	13,599
Cross c urrency s waps (2)	55,527	-

Financial liabilities at fair value through profit or loss	(17)	(133)
Forward	(17)	(133)

Hedging liabilities	(76,669)	(296,183)
Derivatives (1)	(650)	(401)
Cross currency swaps (2)	(76,019)	(295,782)

(1)	Includes HFO Swap, Zero Cost Collar, Forward and IRS from Chile, USA, Argentina and Uruguay tables.
(2)	Includes Cross Currency Swaps from Chile.

23.4.1. Chile

In order to cover the exposure to variation in cash flows associated with fluctuations in exchange rates, interest rates or commodity prices, Arauco Chile has the following derivatives as of December 31, 2022 and 2021:

Cross Currency Swaps

Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

						12-31-2022	12-31-2021
Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
F	Scotiabank - Chile	24,453,184	636,364	10-30-14	4-30-23	1,625	(2,141)
F	Scotiabank - Chile	24,422,642	636,364	10-30-14	4-30-23	1,673	(2,048)
F	BCI - Chile	24,500,016	636,364	10-30-21	10-30-29	2,692	(3,239)
F	BCI - Chile	23,940,993	636,364	10-30-14	4-30-23	2,154	(1,380)
F	Scotiabank - Chile	24,529,437	636,364	10-30-21	10-30-29	3,212	(2,450)
F	Santander - Chile	24,167,222	636,364	10-30-14	4-30-23	1,905	(1,550)
F	Banco de Chile - Chile	24,167,223	636,364	4-30-19	10-30-29	2,104	(4,203)
P	BCI – Chile	35,000,024	909,091	11-15-21	11-15-32	4,709	(5,077)
P	BCI – Chile	34,997,071	909,091	11-15-21	11-15-32	5,695	(3,749)
P	Scotiabank - Chile	38,557,134	909,091	11-15-13	11-15-23	(1,025)	(7,085)
P	Santander - Chile	37,957,011	909,091	11-15-13	11-15-23	(448)	(6,053)
P	Deutsche – U.K.	37,957,011	909,091	11-15-13	11-15-23	(401)	(6,304)
R	Santander - Chile	128,611,183	3,000,000	10-01-14	4-01-24	(5,117)	(24,743)
R	JP Morgan – U.K.	43,185,224	1,000,000	10-01-14	4-01-24	(1,725)	(8,509)
R	Itau - Chile	43,277,070	1,000,000	10-01-14	4-01-24	(1,835)	(8,543)
S	Santander - Chile	201,340,031	5,000,000	11-15-16	11-15-26	10,004	(36,758)
W	Goldman Sachs – N.A.	40,521,750	1,000,000	10-10-18	10-10-28	(167)	(11,921)
W	Goldman Sachs – N.A.	40,066,555	1,000,000	10-10-18	10-10-28	369	(11,275)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-18	10-10-28	(148)	(11,807)
X	Santander - Chile	118,400,504	3,000,000	10-10-18	10-10-38	10,457	(50,527)
X	Santander - Chile	97,971,786	2,500,000	10-10-18	10-10-38	8,928	(41,802)
						44,661	(251,164)

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

					12-31-2022	12-31-2021
Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
Santander - Chile	97,728,235	82,352,941	6-15-21	12-15-29	(13,279)	(8,476)
Banco de Chile - Chile	48,864,118	41,176,471	6-15-21	12-15-29	(6,491)	(4,484)
MUFG - N.A.	97,728,235	82,352,941	6-15-21	12-15-29	(12,898)	(9,000)
JP Morgan - N.A.	195,456,471	164,705,882	6-15-21	12-15-29	(26,033)	(18,154)
HSBC - N.A.	48,864,118	41,176,471	6-15-21	12-15-29	(6,452)	(4,504)
					(65,153)	(44,618)

Zero Cost Collars

Zero cost collar to cover the exposure to the Oil Brent.

						12-31-2022	12-31-2021
Commodity	Institution	Volume	Unit	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
Brent	BNP Paribas – E.U.	220,000	bbl	8-01-21	7-31-22	-	3,737
Brent	Goldman Sachs - N.A.	220,000	bbl	8-01-21	7-31-22	-	3,798
						-	7,535

23.4.2. Uruguay

Forward

As of December 31, 2022 and 2021, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	12-31-2022 notional ThU.S.$	12-31-2022 fair value ThU.S.$	12-31-2021 notional ThU.S.$	12-31-2021 fair value ThU.S.$
UYUUSD	Santander - Uruguay	-	-	1,765	19
UYUUSD	HSBC - Uruguay	13,735	1,138	6,510	106
UYUUSD	Itaú - Uruguay	8,480	451	9,892	258
UYUUSD	Itaú - Uruguay	-	-	-	(91)
UYUUSD	Banco de la República Oriental de Uruguay	3,805	166	-	-
EURUSD	Itaú - Uruguay	859	33	-	-
EURUSD	Santander - Uruguay	2,416	3	-	-
EURUSD	Santander - Uruguay	-	(1)	-	-
			1,790		292

Commodity Swap

Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2022 and 2021, are detailed below:

Commodity	Institution	12-31-2022 notional ThU.S.$	12-31-2022 fair value ThU.S.$	12-31-2021 notional ThU.S.$	12-31-2021 fair value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	7,367	677	8,491	1,963
Fuel Oil N°6	DNB Bank ASA	7,366	62	3,149	978
Fuel Oil N°6	JP Morgan - N.A.	-	(252)	-	(77)
Fuel Oil N°6	DNB Bank ASA	-	(397)	-	(57)
			90		2,807

Interest Rate Swap

In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2022 and 2021 is shown below:

Exchange rate	Institution	Notional ThU.S.$	12-31-2022 fair value ThU.S.$	12-31-2021 fair value ThU.S.$
USD	DNB Bank ASA	8,440	110	(176)
			110	(176)

Note: The values and amounts indicated in the section 23.4.2 correspond to 50% of the total Uruguayan companies amounts, showing the participation that Arauco has in this companies.

23.4.3. United States

Interest Rate Swap

Arauco through its subsidiary in United States maintains an Interest Rate Swap with the purpose of setting the interest rate of a variable rate debt in the same currency (USD). The instrument was settled on September 2020 and the valuation off this instrument as of December 31, 2022 and 2021 is shown below:

	Amount			12-31-2022 fair value	12-31-2021 fair value
Institution	ThU.S.$	Starting date	Ending date	ThU.S.$	ThU.S.$
JP Morgan - N.A.	80,000,000	4-28-20	4-28-24	5,062	845
Goldman Sachs N.A.	80,000,000	4-28-20	4-28-24	5,004	1,043
JP Morgan - N.A.	80,000,000	4-28-20	4-28-24	5,067	852
				15,133	2,740

23.4.4. Argentina

As of December 31, 2022 and 2021, Arauco through its subsidiary in Argentina maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate of dollars:

					12-31-2022 fair value	12-31-2021 fair value
Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	ThU.S.$	ThU.S.$
ARSUSD	Santander - Argentina	3,800	12-10-21	1-31-22	-	(65)
ARSUSD	BBVA - Argentina	3,800	12-10-21	2-25-22	-	(68)
ARSUSD	BBVA - Argentina	6,000	12-15-22	1-31-23	(17)	-
					(17)	(133)

23.5 Cash equivalent, Loans and Receivables

The financial assets measured at amortized cost using the effective interest method and tested for impairment are: cash and cash equivalent, time deposits, repurchase agreements, trade and other current/non-current receivables (with third parties and from related parties)
.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and other current/non-current receivables” and “Accounts receivable from related parties”.

As of December 31, 2022 and 2021, there are provisions for impairment for ThU.S.$ 7,960 and ThU.S.$ 8,792, respectively.

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,476,046	1,783,643
Cash and cash equivalents (Mutual Funds not included)	557,143	781,032
Cash	298,577	529,076
Time deposits	258,566	251,956
Accounts receivables (net)	913,532	999,820
Trade receivables	731,685	826,784
Lease receivable	28,935	27
Sundry debtors	8,911	32,542
Other receivables	56,973	48,531
Prepayments	84,178	86,377
Accounts receivable from related parties	2,850	5,559
Other financial assets	5,371	2,791

23.5.1. Cash and Cash Equivalents

Includes cash on hand, bank checking account balances and time deposits and other short-term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.

The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2022 and 2021, classified by currency is as follows:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Cash and cash equivalents	667,207	1,011,100
U.S. dollars	395,254	703,232
Euro	4,884	5,755
Mexican pesos	28,564	20,467
Other currencies	228,481	277,441
Chilean pesos	10,024	4,205

23.5.2 Time Deposits and Repurchase Agreements:
The investment objective of time deposits and repurchase agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

23.5.3 Trade and Other Receivables:
These represent enforceable rights for Arauco resulting from the normal course of the business.

23.5.4 Other Receivables
:

These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.

The allowance for doubtful accounts is presented as a deduction of trade and other receivables. The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments, and is written-off when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.

23.5.5 Accounts receivable from related parties
: Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling ownership of the counterparty.

The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2022 and 2021:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Trade and other current receivables	878,008	979,923
U.S. dollars	614,204	789,236
Euros	36,425	21,884
Mexican pesos	33,089	31,288
Other currencies	90,618	66,886
Chilean pesos	97,616	70,127
U.F.	6,056	502

Accounts receivable from related parties, current	2,850	5,559
Chilean pesos	2,850	5,559

Trade and other non-current receivables	32,674	14,338
U.S. dollars	5,880	11,806
Chilean pesos	3,434	2,492
U.F.	23,360	40

23.6 Financial Liabilities

Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial liabilities	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Total financial liabilities	6,649,011	6,620,915
Financial liabilities at fair value through profit or loss	17	133
Hedging liabilities	76,669	296,183
Financial liabilities at amortized cost	6,572,325	6,324,599

The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2022 and 2021.

	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Bank borrowings - current portion	139,252	248,835
Bonds issued - current portion	95,550	90,371
Total	234,802	339,206

23.7 Financial Liabilities Measured at Amortized Cost

Financial liabilities correspond to non-derivative financial instruments with contractual cash-flow payments that can be either fixed or variable.

Also, this category includes those non-derivative financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.

At the end of these financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2022	12-31-2021	12-31-2022	12-31-2021
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized cost		Fair value
Total financial liabilities		6,572,325	6,324,599	6,331,528	6,121,417
Bonds issued	U.S. dollar	3,397,376	3,392,010	3,136,318	3,161,062
Bonds issued	U.F.	1,116,083	1,034,023	1,167,251	1,024,721
Bank borrowings	U.S. dollar	415,462	454,652	408,278	463,308
Bank borrowings	Euro	455,325	509,540	501,492	565,717
Bank borrowings	Other currencies	69,890	27,764	-	-
Lease liabilities	U.F.	16,936	19,875	16,936	19,875
Lease liabilities	Chilean pesos	11,265	38,278	11,265	38,278
Lease liabilities	Mexican pesos	3,238	3,768	3,238	3,768
Lease liabilities	U.S. dollar	131,292	79,045	131,292	79,045
Lease liabilities	Euro	201	266	201	266
Lease liabilities	Other currencies	101,292	22,072	101,292	22,072
Trade and other payables	U.S. dollar	234,226	288,172	234,226	288,172
Trade and other payables	Euro	23,277	13,955	23,277	13,955
Trade and other payables	Mexican pesos	16,791	27,889	16,791	27,889
Trade and other payables	Other currencies	150,004	107,302	150,004	107,302
Trade and other payables	Chilean pesos	369,300	268,624	369,300	268,624
Trade and other payables	U.F.	39,356	34,787	39,356	34,787
Accounts payable to related parties	U.S. dollar	202	230	202	230
Accounts payable to related parties	Chilean pesos	20,809	2,347	20,809	2,347

The financial liabilities at amortized cost presented in the consolidated statements of financial position as of December 31, 2022 and 2021 are as follows:

		12-31-2022
		ThU.S.$
	Current	Non-current	Total
Other financial liabilities	373,344	5,080,792	5,454,136
Lease liabilities	36,784	227,440	264,224
Trade and other payables	812,838	20,116	832,954
Accounts payable to related parties	14,280	6,731	21,011
Total financial liabilities at amortized cost	1,237,246	5,335,079	6,572,325

		12-31-2021
		ThU.S.$
	Current	Non-current	Total
Other financial liabilities	339,206	5,078,783	5,417,989
Lease liabilities	49,603	113,701	163,304
Trade and other payables	738,457	2,272	740,729
Accounts payable to related parties	2,577	-	2,577
Total financial liabilities at amortized cost	1,129,843	5,194,756	6,324,599

23.8 Cash Flow Hedges Reserve Reconciliation

The following table sets forth the reconciliation balances of cash flow hedges presented in the consolidated statements of comprehensive income:

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	(136,859)	(37,007)	9,010
Gains (losses) on cash flow hedges, before tax	186,911	(84,879)	8,222
Reclassification adjustments on cash flow hedges, before tax	(9,577)	(45,426)	(67,785)
Income tax relating to cash flow hedges of other comprehensive income	(50,587)	30,453	13,546
Closing balance	(10,112)	(136,859)	(37,007)

23.9 Capital Disclosures

23.9.1 Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long-term;
b)	Ensuring funding for new investments to achieve sustainable growth over time;
c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and
d)	Maximizing the Company’s value and providing an adequate return to shareholders.

23.9.2 Qualitative Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings and bonds issued).

23.9.3 Quantitative Information on Capital Management

The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

	12-31-2022	12-31-2021	Interest	Debt level
Instrument	ThU.S.$	ThU.S.$	coverage >= 2,0x	(1) <= 1,2x
Domestic bonds (Chile)	1,116,083	1,034,023	N/R	✓
Syndicate borrowing - Grayling	242,483	270,214	✓	✓
Syndicate ECA - MAPA	455,325	509,540	✓	✓

N/R: Not required for the financial obligation.

(1)	Debt to equity ratio (financial debt divided by equity plus non-controlling interests).

As of December 31, 2022 and 2021, Arauco has complied with all of its financial covenants.

The following table sets forth the credit ratings of our debt instruments as of December 31, 2022, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and makes adjustments based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions and based on opportunities that may arise to improve the Company’s level of liquidity.

The capitalization of Arauco as of December 31, 2022 and 2021 is as follows:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Equity	8,259,984	7,818,504
Bank borrowings	940,677	991,956
Lease liabilities	264,224	163,304
Bonds issued	4,513,459	4,426,033
Capitalization	13,978,344	13,399,797

23.10 Risk Management

Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks). Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.

Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units. The company is not actively involved in trading its financial assets for speculative purposes.

23.10.1 Type of Risk: Credit Risk

Description

Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.

Explanation of Credit Risk Exposure and How This Risk Arises

Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.

Accounts exposed to credit risk are trade receivables, financial lease debtors and other debtors.

Arauco does not have a securitized portfolio.

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Current receivables
Trade receivables	731,649	826,750
Lease receivable	5,067	27
Sundry debtors	4,451	21,646
Other receivables	54,525	46,394
Prepayments	82,316	85,106
Net subtotal	878,008	979,923

Trade receivables	736,158	832,612
Lease receivable	5,067	27
Sundry debtors	4,866	21,732
Other receivables	55,687	47,198
Prepayments	82,316	85,106
Gross subtotal	884,094	986,675

Provision for doubtful trade receivables	4,509	5,862
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	415	86
Provision for doubtful other receivables	1,162	804
Subtotal bad debt	6,086	6,752

Non-current receivables

Trade receivables	36	34
Lease receivable	23,868	-
Sundry debtors	4,460	10,896
Other receivables	2,448	2,137
Prepayments	1,862	1,271
Net subtotal	32,674	14,338

Trade receivables	1,910	2,074
Lease receivable	23,868	-
Sundry debtors	4,460	10,896
Other receivables	2,448	2,137
Prepayments	1,862	1,271
Gross subtotal	34,548	16,378

Provision for doubtful trade receivables	1,874	2,040
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	-	-
Provision for doubtful other receivables	-	-
Subtotal bad debt	1,874	2,040

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

The Credit and Collections Sub-Division, dependent from the Treasury Department, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.

As of December 31, 2022, Arauco’s balance for commercial debtors was ThU.S.$ 738,068 of which, according to the agreed sales conditions, 53.73% corresponded to sales on credit (open account), 45.66% to sales with letters of credit and 0.61% to other types of sales. The client with the largest Open Account debt represented 2.19% of the total accounts receivable as of that date.

Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2022
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,500	690	69	43	37	25	18	27	16	62	2,487
ThU.S.$	700,691	28,708	1,941	474	352	133	87	94	67	5,521	738,068
%	94.94%	3.89%	0.26%	0.06%	0.05%	0.02%	0.01%	0.01%	0.01%	0.75%	100%

December 31, 2021
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,710	676	100	53	30	49	2	2	1	67	2,690
ThU.S.$	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
%	94.85%	4.31%	0.12%	0.04%	0.01%	0.00%	0.00%	0.00%	0.00%	0.67%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.

December 31, 2022:

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	335,897	1,080	10	-	-	-	-	-	-	-	336,987
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	363,423	26,888	1,791	300	299	100	87	94	67	3,505	396,553
Loss allowance provision	1,545	-	59	34	38	10	9	93	41	2,487	4,314
Expected loss rate	0.43%	0.00%	3.27%	11.22%	12.74%	9.52%	9.82%	99.08%	60.88%	70.95%
Others	1,371	740	140	174	53	33	-	1	-	2,016	4,528
Loss allowance provision	-	-	1	17	31	19	-	1	-	2,000	2,069
Expected loss rate	0.00%	0.00%	0.85%	9.94%	57.52%	55.92%	0.00%	96.35%	0.00%	99.25%
Total trade receivables (ThU.S.$)	700,691	28,708	1,941	474	352	133	87	94	67	5,521	738,068
Total allowance for doubtful accounts (ThU.S.$)	1,545	-	60	51	69	28	9	94	41	4,487	6,383

December 31, 2021:

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	372,687	3,076	41	-	-	-	-	-	-	-	375,804
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	408,723	29,705	686	50	87	13	1	-	-	5,406	444,671
Loss allowance provision	2,313	-	21	5	9	1	-	-	-	5,406	7,755
Expected loss rate	0.57%	0.00%	3.06%	10.00%	10.34%	7.69%	0.00%	0.00%	0.00%	100.00%
Others	10,319	3,230	238	311	-	-	-	2	1	110	14,211
Loss allowance provision	-	-	2	32	-	-	-	2	1	110	147
Expected loss rate	0.00%	0.00%	0.84%	10.29%	0.00%	0.00%	0.00%	100.00%	100.00%	100.00%
Total trade receivables (ThU.S.$)	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
Total allowance for doubtful accounts (ThU.S.$)	2,313	-	23	37	9	1	-	2	1	5,516	7,902

Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a client shall be analyzed on a case-by-case basis and subjected to the approval of the Corporate Finance Division.

Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2022 and 2021:

	December 2022	December 2021	December 2020
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	8,792	8,000	16,368
Increase in loan loss allowance recognized in profit or loss during the year	1,097	2,229	1,369
Receivables written off during the year as uncollectible	(321)	(216)	(6,970)
Unused amount reversed	(1,608)	(1,221)	(2,767)
Closing balance	7,960	8,792	8,000

Currently there is a policy for provisions for doubtful accounts receivable under IFRS for all the Arauco group companies.

Explanation regarding the Sales Risk with Letters of Credit

The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.

Explanation of the Sales Risk with Credit Line

Sales on credit are subject to the credit limit for each customer. The approval or rejection of a credit limit for all term sales is conducted by the Corporate Credit Sub-Division, as well as by the Credit and Collections area for North America, Brazil and Argentina, which report to the Corporate Finance Division. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy.

A procedure that must be applied by all the companies of the Arauco group has been established for the approval and/or modification of client credit lines. Credit line requests are entered to the SAP that analyzes all available information. Afterwards, the same are either approved or rejected in each one of the internal committees of each company belonging to the Arauco group, depending on the maximum amount authorized by the Credit Policy. Lines of credit are renewed during this internal process on a yearly basis.

All sales are automatically controlled by a credit verification system, which has been configured to block any orders from clients who are delinquent in a given percentage of a debt and/or from clients whose line of credit, as of the time of the product’s shipping, has been exceeded or is overdue.

In order to minimize the credit risk for term or Open Account sales, it is Arauco’s policy to take out insurance to cover the export sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., Arauco Argentina S.A., and Arauco do Brasil S.A., as well as the domestic sales of Arauco Europe Coöperatief U.A., Arauco Argentina S.A., Araucomex S.A. de C.V., Arauco Industria de México, S.A. de C.V., Arauco Colombia S.A., Arauco Peru S.A., Arauco North America, Inc., Arauco Canada Ltd., Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Arauco Florestal Arapoti S.A., Arauco Forest Brasil S.A., Arauco do Brasil S.A. and Arauco Industria de Paineis S.A. Arauco works with credit insurance company Allianz Trade For Multinationals (Aa3 rating, as per risk rating companies Moody’s).

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, checks, promissory notes, borrowings or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$ 107,336, effective as of December 31, 2022, as summarized in the following chart. The procedure for guarantees is regulated by Arauco’s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

Guarantees Arauco group (ThU.S.$)
Guarantees debtors (received from clients)
Certificate of deposits	6,665	6.2%
Standby	19,489	18.2%
Promissory notes	72,975	68.0%
Finance	3,046	2.8%
Mortgage	1,433	1.3%
Pledge	632	0.6%
Loan agreement	3,097	2.9%
Total guarantees	107,336	100.0%

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors’ account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.

In summary, the open account debt covered by the various insurance policies and guarantees amounts to 98.8% and, therefore, Arauco’s portfolio exposure amounts to 1.2%.

Secured open accounts receivable	ThU.S.$	%
Total open accounts receivable	441,034	100.00%
Secured receivables (*)	435,794	98.81%
Unsecured receivables	5,240	1.19%
(*)	Insured debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others.

Investment Policy:

Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which the Arauco companies, in particular Celulosa Arauco y Constitucion S.A., are authorized to invest. The Company’s Treasury Department is centralized with operations in Chile. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long-term debt subscriptions. Exceptions to this rule apply to short and long-term debt, and will be for specific investments made through other companies where authorization is required from the Chief Financial Officer.

For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.

Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.

The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long-term debt securities obtained from rating agencies authorized by the Superintendence of Banks and Financial Institutions (Fitch Ratings Chile, Humphreys and Feller Rate).

Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco’s Chief Financial Officer.

23.10.2 Type of Risk: Liquidity Risk

Description

This risk corresponds to Arauco’s ability to fulfill its financial obligations upon maturity.

Explanation of Liquidity Risk Exposure and How This Risk Arises

Arauco’s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.

Explanation of Objectives, Policies and Processes for Risk Management, and Measurement Methods

The Corporate Financial Management Division monitors on an ongoing basis the Company’s cash flow forecasts based on short and long-term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.

The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2022 and 2021. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities.

December 31, 2022				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	y ears	years	years	y ears	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	Bank borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	71,000	66,743	66,040	65,380	64,711	127,424	71,000	390,298	1.10%	1.06%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Banco de Chile	60,259	-	-	-	-	-	-	60,259	-	5.17%	Fixed 5.17%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco Interamericano de Desarrollo A	1,138	1,074	-	-	-	-	-	2,212	-	5.89%	2.05% + libor 6m
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco BBVA	-	5,122	-	-	-	-	-	5,122	-	4.95%	Fixed 4.95%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollar	Banco Interamericano de Desarrollo A	4,512	4,300	-	-	-	-	-	8,812	-	5.89%	2.05% + libor 6m
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollar	Finnish Export Credit	24,459	-	-	-	-	-	-	24,459	-	3.20%	3.20%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	27,688	-	-	-	-	-	27,688	-	1.40%	Fixed 1.4%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,517	-	-	-	-	-	2,517	-	1.40%	Fixed 1.4%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,551	-	-	-	-	-	7,551	-	1.40%	Fixed 1.4%
-	Eufores S.A.	U.S. dollar	Banco Itaú	-	15,382	-	-	-	-	-	15,382	-	5.17%	Fixed 5.165%
-	Eufores S.A.	U.S. dollar	Santander	-	21,382	-	-	-	-	-	21,382	-	5.12%	Fixed 5.12%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Safra S.A.	2,826	2,830	5,586	17,983	16,081	14,194	-	5,656	53,844	15.30%	CDI + 1.65%
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Banco Safra S.A.	-	4,209	13,463	12,029	10,628	-	-	4,209	36,120	15.20%	CDI + 1.55%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	45,760	217,247	-	-	-	-	45,760	217,247	4.23%	1.65% + libor 6m
			Total	93,194	208,815	303,039	96,052	92,089	78,905	127,424	302,009	697,509

December 31, 2022				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	y ears	years	years	y ears	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	B ond s	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	23,934	23,149	22,365	21,581	20,797	39,243	23,934	127,135	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,573	9,260	8,946	8,633	8,319	15,697	9,573	50,855	4.24%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	25,840	25,102	24,364	23,625	22,887	103,359	25,840	199,337	3.95%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,317	7,317	7,317	7,317	7,317	259,931	7,317	289,199	3.56%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,892	4,892	4,892	209,947	-	-	4,892	219,731	2.43%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,570	2,570	2,570	2,570	2,570	125,603	2,570	135,883	2.11%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,050	6,050	6,050	6,050	6,050	322,353	6,050	346,553	2.68%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2024	11,250	11,250	522,500	-	-	-	-	22,500	522,500	4.51%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	19,375	19,375	509,688	-	19,375	567,813	3.89%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	840,000	22,000	928,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	531,875	21,250	616,875	4.26%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,091,250	27,500	1,201,250	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	552,500	21,000	636,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,079,375	25,750	1,182,375	5.16%	5.15%
			Total	34,625	204,926	737,715	213,379	416,598	695,128	4,961,186	239,551	7,024,006

December 31, 2022				Maturity							Total
			Underlying	Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	C urrent	Non C urrent
Tax ID	Name	Currency	asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	421	639	571	433	268	4	-	1,060	1,276
85.805.200-9	Forestal Arauco S.A.	U.F.	Lands	282	-	282	282	282	282	4,654	282	5,782
85.805.200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	240	240	240	1,200
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	242	-	-	-	-	-	-	242	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	96	289	268	209	640	-	-	385	1,117
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	97	169	120	120	354	-	-	266	594
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	116	345	460	38	-	-	-	461	498
-	Arauco Argentina S.A.	U.S. dollar	IT equipment	6	10	-	-	-	-	-	16	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	251	752	668	-	-	-	-	1,003	668
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	429	1,161	750	-	-	-	-	1,590	750
-	Arauco Florestal Novo Oeste	Brazilian real	Motor vehicles	5	3	-	-	-	-	-	8	-
-	Arauco Florestal Novo Oeste	Brazilian real	Buildings and constructions	1	3	-	-	-	-	-	4	-
-	Arauco Industria de Paineis S.A.	Brazilian real	Fixed facilities and accessories	9	16	-	-	-	-	-	25	-
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	5	12	16	11	-	-	-	17	27
-	Arauco Industria de Paineis S.A.	Brazilian real	Motor vehicles	10	30	9	-	-	-	-	40	9
-	Arauco Forest Brasil S.A.	Brazilian real	IT equipment	1	-	-	-	-	-	-	1	-
-	Arauco Forest Brasil S.A.	Brazilian real	Lands	1,569	3,285	4,885	4,885	4,506	3,636	-	4,854	17,912
-	Arauco Forest Brasil S.A.	Brazilian real	Motor vehicles	147	405	131	-	-	-	-	552	131
-	Arauco Florestal Arapoti S.A.	Brazilian real	Motor vehicles	92	89	24	-	-	-	-	181	24
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	52	157	52	-	-	-	-	209	52
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	21	53	14	-	-	-	-	74	14
-	Arauco do Brasil S.A.	Brazilian real	Motor vehicles	18	20	2	-	-	-	-	38	2
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	381	4,030	4,058	4,058	4,058	4,058	45,148	4,411	61,380
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Motor vehicles	203	552	328	164	-	-	-	755	492
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	-	2,381	2,381	2,381	2,381	2,381	23,808	2,381	33,332
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Buildings and constructions	18	53	-	-	-	-	-	71	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	424	1,273	1,697	1,697	1,697	1,697	1,698	1,697	8,486
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	139	174	142	88	27	-	-	313	257
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	-	-	-	-	-	-	15	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. dollar	Plants and equipments	999	2,998	4,011	4,026	4,040	4,055	60,526	3,997	76,658
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	2,866	2,953	-	-	-	-	-	5,819	-
-	Arauco North America, Inc.	U.S. dollar	Buildings and constructions	336	852	1,020	1,131	1,162	499	429	1,188	4,241
-	Arauco North America, Inc.	U.S. dollar	Motor vehicles	173	540	593	244	52	4	-	713	893
-	Arauco Canada Limited	Canadian dollar	Motor vehicles	4	23	-	-	-	-	-	27	-
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollar	Plants and equipments	239	719	800	641	641	641	7,332	958	10,055
-	Eufores S.A.	U.S. dollar	Lands	975	2,926	6,808	6,306	5,861	5,373	38,052	3,901	62,400
	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	1,222	1,222	1,222	1,222	-	1,223	4,888
-	Eufores S.A.	U.S. dollar	Buildings and constructions	70	88	49	-	-	-	-	158	49
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	1,400	3,451	-	-	-	-	-	4,851	-
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	63	42	28	6	3	-	-	105	37
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	7	18	19	12	2	-	-	25	33
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	18	54	72	18	-	-	-	72	90
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	456	1,126	1,620	-	-	-	-	1,582	1,620
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	29	68	-	-	-	-	-	97	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	17	53	76	26	11	-	-	70	113
-	Arauco Industria de México, S.A. de C.V.	U.S. dollar	Plants and equipments	79	26	-	-	-	-	-	105	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	13	9	-	-	-	-	-	22	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	5	-	-	-	-	4	5
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	IT equipment	1	5	7	4	-	-	-	6	11
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	6	17	26	17	3	-	-	23	46
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	16	-	-	-	-	-	-	16	-
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	9	12	5	-	-	-	-	21	5
			Total	13,193	32,981	33,459	28,259	27,450	24,092	181,887	46,174	295,147

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2021				Maturit y									Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Bank	months	months	y ears	years	years	years	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	-	74,577	73,840	73,129	72,358	71,631	210,478	74,577	501,436	1.10%	1.06%
-	Zona Franca Punta Pereira S.A.	U.S. dollars	Banco Interamericano de Desarrollo A	1,089	1,078	2,121	-	-	-	-	2,167	2,121	2.20%	Libor 6M +2.05%
-	Zona Franca Punta Pereira S.A.	U.S. dollars	Banco BBVA	-	18,340	-	-	-	-	-	18,340	-	1.00%	Fixed 1.00%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollars	Banco Interamericano de Desarrollo A	4,406	4,359	8,579	-	-	-	-	8,765	8,579	2.20%	Libor 6M +2.05%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollars	Finnish Export Credit	24,827	24,442	24,065	-	-	-	-	49,269	24,065	3.20%	3.20%
-	Celulosa y Energia Punta Pereira S.A.	U.S. dollars	DnB Nor	136	102	102	-	-	-	-	238	102	0.00%	0.00%
-	Eufores S.A.	U.S. dollars	Banco República Oriental del Uruguay	-	26,532	-	-	-	-	-	26,532	-	1.40%	Fixed 1.4%
-	Stora Enso Uruguay S.A.	U.S. dollars	Banco República Oriental del Uruguay	-	554	-	-	-	-	-	554	-	1.40%	Fixed 1.4%
-	Eufores S.A.	U.S. dollars	Citibank	-	2,512	-	-	-	-	-	2,512	-	1.00%	Fixed 1.00%
-	Eufores S.A.	U.S. dollars	ITAU	-	12,562	-	-	-	-	-	12,562	-	1.00%	Fixed 1.00%
-	Eufores S.A.	U.S. dollars	Scotiabank	-	5,025	-	-	-	-	-	5,025	-	1.00%	Fixed 1.00%
-	Eufores S.A.	U.S. dollars	Santander	-	27,135	-	-	-	-	-	27,135	-	1.00%	Fixed 1.00%
-	Arauco Florestal Arapoti S.A.	Brazilian real	Banco Votorantim	-	226	-	-	-	-	-	226	-	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Votorantim	-	201	-	-	-	-	-	201	-	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Bndes Subcrédito A	32	62	-	-	-	-	-	94	-	8.23%	TJLP +2.91%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Bndes Subcrédito B	19	37	-	-	-	-	-	56	-	9.23%	TJLP +3.91%
-	Arauco Forest Brasil S.A.	U.S. dollars	Banco Bndes Subcrédito C	38	86	-	-	-	-	-	124	-	5.72%	Cesta +2.91%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Bndes Subcrédito D	22	42	-	-	-	-	-	64	-	10.43%	TJLP +5.11%
-	Mahal Emprendimientos e participações S.A.	Brazilian real	Banco Safra S.A.	-	2,776	2,800	11,540	10,587	9,655	-	2,776	34,582	10.70%	CDI +1.55%
	Arauco North America, Inc.	U.S. dollars	Banco Itau Corpbanca – NY Branch	-	35,293	34,688	212,123	-	-	-	35,293	246,811	1.99%	Libor 6M +1.65%
			Total	30,569	235,941	146,195	296,792	82,945	81,286	210,478	266,510	817,696

December 31, 2021				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	22,113	21,412	20,710	20,009	19,308	53,714	22,113	135,153	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	8,845	8,565	8,284	8,004	7,723	21,486	8,845	54,062	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	23,778	23,118	22,457	21,797	21,136	112,945	23,778	201,453	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,546	6,546	6,546	6,546	6,546	239,090	6,546	265,274	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,377	4,377	4,377	4,377	187,827	-	4,377	200,958	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,299	2,299	2,299	2,299	2,299	114,669	2,299	123,865	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,412	5,412	5,412	5,412	5,412	293,802	5,412	315,450	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2024	11,250	11,250	22,500	522,500	-	-	-	22,500	545,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2027	-	19,375	19,375	19,375	19,375	19,375	509,688	19,375	587,188	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	862,000	22,000	950,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	553,125	21,250	638,125	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,118,750	27,500	1,228,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	573,500	21,000	657,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,105,125	25,750	1,208,125	5.15%	5.15%
			Total	34,625	198,120	231,104	729,460	205,319	387,126	5,557,894	232,745	7,110,903

December 31, 2021				Maturity								Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	420	996	948	511	387	239	4	1,416	2,089
85.805.200-9	Forestal Arauco S.A.	U.S. dollars	Lands	60	180	240	240	240	240	480	240	1,440
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipment	550	633	-	-	-	-	-	1,183	-
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipment	32	96	64	-	-	-	-	128	64
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	1,050	2,177	371	250	177	572	-	3,227	1,370
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	91	132	122	122	122	359	-	223	725
-	Arauco Argentina S.A.	U.S. dollars	Buildings and constructions	51	48	-	-	-	-	-	99	-
-	Arauco Argentina S.A.	U.S. dollars	IT equipment	13	22	-	-	-	-	-	35	-
-	Arauco Argentina S.A.	U.S. dollars	Plants and equipment	347	1,040	1,002	668	-	-	-	1,387	1,670
-	Arauco Argentina S.A.	U.S. dollars	Motor vehicles	519	1,286	1,589	750	-	-	-	1,805	2,339
-	Arauco Industria de Paineis S.A.	Brazilian real	Other property, plant and equipment	3	4	-	-	-	-	-	7	-
-	Arauco Industria de Paineis S.A.	Brazilian real	Fixed facilities and accessories	9	27	24	-	-	-	-	36	24
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	13	24	1	-	-	-	-	37	1
-	Arauco Industria de Paineis S.A.	Brazilian real	Motor vehicles	110	54	-	-	-	-	-	164	-
-	Arauco Forest Brasil S.A.	Brazilian real	IT equipment	5	10	1	-	-	-	-	15	1
-	Arauco Forest Brasil S.A.	Brazilian real	Lands	1,038	3,113	4,149	4,149	4,149	4,149	2,768	4,151	19,364
-	Arauco Florestal Arapoti S.A.	Brazilian real	IT equipment	2	3	-	-	-	-	-	5	-
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	49	199	143	49	-	-	-	248	192
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	23	73	31	13	-	-	-	96	44
-	Arauco do Brasil S.A.	Brazilian real	Motor vehicles	94	221	-	-	-	-	-	315	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	389	1,139	1,518	1,518	1,518	1,518	3,036	1,528	9,108
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	146	395	280	127	79	24	-	541	510
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	46	15	-	-	-	-	61	15
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,255	12,764	5,896	-	-	-	-	17,019	5,896
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. dollars	Motor vehicles	31	-	-	-	-	-	-	31	-
-	Arauco North America, Inc.	U.S. dollars	Buildings and constructions	271	864	1,194	1,325	1,468	1,318	1,775	1,135	7,080
-	Arauco North America, Inc.	U.S. dollars	Motor vehicles	40	204	128	113	-	-	-	244	241
-	Arauco Canada Limited	Canadian dollars	Buildings and constructions	9	-	-	-	-	-	-	9	-
-	Arauco Canada Limited	Canadian dollars	Motor vehicles	14	43	86	33	-	-	-	57	119
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollars	Plants and equipment	148	445	593	593	593	593	7,147	593	9,519
-	Eufores S.A.	U.S. dollars	Lands	1,070	3,211	6,321	5,999	5,559	5,155	35,766	4,281	58,800
-	Eufores S.A.	U.S. dollars	Plants and equipment	306	917	1,223	1,223	1,222	1,222	1,221	1,223	6,111
-	Eufores S.A.	U.S. dollars	Buildings and constructions	70	210	158	49	-	-	-	280	207
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	2,795	7,925	4,915	-	-	-	-	10,720	4,915
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	85	224	94	25	5	2	-	309	126
	Arauco Colombia S.A.	U.S. dollars	Buildings and constructions	6	45	-	-	-	-	-	51	-
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	5	16	19	12	3	-	-	21	34
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	37	56	77	66	-	-	-	93	143
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	321	1,003	1,104	1,106	-	-	-	1,324	2,210
-	Araucomex S.A. de C.V.	U.S. dollars	Buildings and constructions	27	84	97	-	-	-	-	111	97
-	Arauco Industria de México, S.A. de C.V.	U.S. dollars	Plants and equipment	98	33	-	-	-	-	-	131	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	11	39	50	54	8			50	112
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	4	4	-	-	-	4	8
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	-	-	15	16	16	7	-	-	54
	Araucomex Servicios S.A. de C.V.	Mexican pesos	Buildings and constructions	-	1	105	79	86	28	-	1	298
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	17	46	15	-	-	-	-	63	15
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	8	25	19	5	-	-	-	33	24
			Total	14,654	40,076	32,611	19,099	15,632	15,426	52,197	54,730	134,965

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

Regarding the Libor rate and its discontinuity, at the end of December 2022 Arauco maintains 4.58% of its total debt at said rate and it is not estimated that the effect of its elimination will be material. Additionally, Arauco maintains interest rate derivatives for 99.13% of its Libor rate based debt. The credits set at the Libor rate that Arauco maintains at the closing date of these financial statements generally include provisions that allow the rate to be modified in the event of situations such as that given by the discontinuation of Libor rates, In the case of credits that do not have mechanisms of this type, Arauco is currently finalizing negotiations in order to agree on a replacement rate.

As of
December 31, 2022
, it is estimated that this change will
no
t have a significant impact on Arauco’s results.

Guarantees

As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$ 20 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.

As of December 31, 2022, the total assets pledged as an indirect guarantee were MU.S.$ 341. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.

On September 29, 2011, Arauco entered into a Security Agreement under which it granted a non-joint guarantee limited to 50% of the obligations of the Uruguayan companies (joint ventures) Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A., under the IDB Facility Agreement in the amount of up to MU.S.$ 454 and the Finnevera Guaranteed Facility Agreement in the amount of up to MU.S.$ 900.

Direct and indirect guarantees granted by Arauco:

DIRECT

Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	817	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	373	Railways
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	2,453	Ministry of Public Works (MOP)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	582	Illustrious municipality of Arauco
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	15,657	Sociedad Concesionaria Autopista Costa Arauco S.A.
		Total		19,882

INDIRECT

Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. dollar	34,211	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. dollar	240,000	Arauco North America, Inc.
Arauco do Brasil S.A.	Endorsement of Arauco Forest Brasil S.A.	-	Brazilian real	38,332	Bank Safra S.A.
Arauco do Brasil S.A.	Endorsement of Mahal Empreendimentos e Participações S.A.	-	Brazilian real	28,748	Bank Safra S.A.
		Total		341,291

23.10.3 Type of Risk: Market Risk – Exchange Rate

Description

Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.

Explanation of Currency Risk Exposure and How This Risk Arises

Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean peso, Euro, Brazilian Real or other foreign currencies. In the case of significant exchange rate variations, the Chilean peso is the currency that represents the main currency risk. See Note 11 for details assets and liabilities classified by currency.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.

Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. dollar exchange rate variation of +/- 10% in relation to the Chilean peso would mean a change in the net income year after tax +/- 0.32% (equivalent to ThU.S.$ -/+ 2,283), and +/- 0.02% of equity (equivalent to ThU.S.$ -/+ 1,370).

Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 0.81% (equivalent to ThU.S.$-/+$ 5,735) and a change on the equity of +/- 1.30% (equivalent to ThU.S. -/+$ 107,595).

23.10.4 Type of Risk: Market Risk – Interest rate risk

Description

Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.

Explanation of Interest Rate Risk Exposure and How This Risk Arises

Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2022, 1.4% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.17% (equivalent to ThU.S.$-/+ 1,212) and +/- 0.009% (equivalent to ThU.S.$-/+ 727) on equity.

	December 2022 ThU.S.$	Total
Fixed rate	5,637,820	98.6%
Bonds issued	4,513,459
Bank borrowings and others (*)	860,137
Lease liabilities	264,224
Variable rate	80,540	1.4%
Bonds issued	-
Bank borrowings	80,540
Total	5,718,360	100.0%

	December 2021 ThU.S.$	Total
Fixed rate	5,532,662	99.1%
Bonds issued	4,426,033
Bank borrowings and others (*)	943,325
Lease liabilities	163,304
Variable rate	48,631	0.9%
Bonds issued	-
Bank borrowings	48,631
Total	5,581,293	100.0%

(*)	Includes variable rate bank borrowings changed by fixed rate swaps.

23.10.5 Type of Risk: Market Risk – Price of Pulp Risks

Description

Pulp prices are determined by world and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.

Explanation of Price Risk Exposure and How This Risk Arises

Pulp prices are reflected in revenue from sales and directly affect the net income for the period.

As of December 31, 2022, revenue due to pulp sales accounted for 42.1% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.

Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 28.0% (equivalent to ThU.S.$-/+ 196,856) on the income for the year after tax and +/- 1.4% (equivalent to ThU.S.$ -/+ 118,114) on equity.